Transaction Costs	12 Months Ended
Dec. 31, 2014
Transaction Costs
Transaction Costs

12.  Transaction Costs

The Company paid (i) AFH $500,000 (the “Shell Cost”) to allow Bone Biologic Inc. stockholders to acquire shares of common stock of the Company and become the majority owners in the aggregate of the Company and to achieve the desired post-merger capitalization of the Company and to (ii) reimbursed AFH Advisory for its advancement of expenses on behalf of the Company related to the Merger and a public offering of $90,000. These Transaction Costs have been recorded as an expense in the accompanying statement of operations in the period in which they were incurred. Additional transaction costs included accounting, legal and other professional services. Other receivables – related party represent a $75,000 receivable from AFH, a shareholder, for fees paid on their behalf for legal services.